Acquisition (Tables)	12 Months Ended
Jun. 29, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The final allocation of the purchase price is as follows (in thousands):

Current assets including cash and cash equivalents (a)	$6,331
Property and equipment	64,532
Goodwill	31,912
Reacquired franchise rights (b)	10,400
Deferred income taxes	15,388
Favorable leases	5,496
Total assets acquired	134,059
Current liabilities	17,800
Unfavorable leases	8,846
Total liabilities assumed	26,646
Net assets acquired (a)	$107,413

(a)	The net assets acquired includes cash and cash equivalents of $1.8 million.

(b)	The reacquired franchise rights have an amortization period of 12 years.